Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Impact of derivative contracts on the statement of financial condition

Total Index Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,123,319	$(4,723,085)	$(3,599,766)
Energy			924,732	(351,698)	573,034
Metals			3,996,960	(1,630,682)	2,366,278

			$6,045,011	$(6,705,465)	$(660,454)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,758,810	$(3,359,771)	$(1,600,961)
Energy			102,759	(1,566,761)	(1,464,002)
Metals			2,412,135	(6,381,251)	(3,969,116)

			$4,273,704	$(11,307,783)	$(7,034,079)

Agricultural Sector Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$143,072	$(590,699)	$(447,627)
Energy			—	—	—
Metals			—	—	—

			$143,072	$(590,699)	$(447,627)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$188,335	$(406,588)	$(218,253)
Energy			—	—	—
Metals			—	—	—

			$188,335	$(406,588)	$(218,253)

Impact of derivative contracts on statement of operations

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$6,076,139	$(10,497,383)	$(4,421,244)
Energy		(3,399,815)	7,430,349	4,030,534
Metals		(3,391,964)	9,440,659	6,048,695

		$(715,640)	$6,373,625	$5,657,985

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$23,779,641	$10,811,173	$34,590,814
Energy		5,118,288	2,931,004	8,049,292
Metals		11,039,151	2,452,914	13,492,065

		$39,937,080	$16,195,091	$56,132,171

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$467,837	$(229,374)	$238,463
Energy		—	—	—
Metals		—	—	—

		$467,837	$(229,374)	$238,463

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		—	—	—
Metals		—	—	—

		$(789,315)	$(2,009,749)	$(2,799,064)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$3,251,109	$1,514,854	$4,765,963
Energy		—	—	—
Metals		—	—	—

		$3,251,109	$1,514,854	$4,765,963

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$—	$—	$—
Energy		(206,448)	—	(206,448)
Metals		—	—	—

		$(206,448)	$—	$(206,448)